Investment Securities - Summary of Investment Securities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Held-to-maturity investments	¥ 372,459	¥ 1,173,419
Available-for-sale financial assets	20,122,616	17,900,518
Total investment securities	20,495,075	19,073,937
Domestic [member]
Disclosure of detailed information about financial instruments [line items]
Held-to-maturity investments	372,459	1,173,419
Available-for-sale financial assets	13,190,670	11,286,633
Domestic [member] | Japanese government bonds [member]
Disclosure of detailed information about financial instruments [line items]
Held-to-maturity investments	372,459	1,160,751
Domestic [member] | Japanese municipal bonds [member]
Disclosure of detailed information about financial instruments [line items]
Held-to-maturity investments		7,463
Domestic [member] | Japanese corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Held-to-maturity investments		5,205
Domestic [member] | Debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets	8,028,936	6,169,004
Domestic [member] | Debt instruments [member] | Japanese government bonds [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets	7,685,303	5,722,674
Domestic [member] | Debt instruments [member] | Japanese municipal bonds [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets	47,032	82,780
Domestic [member] | Debt instruments [member] | Japanese corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets	296,601	363,550
Domestic [member] | Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets	5,161,734	5,117,629
Foreign [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets	6,931,946	6,613,885
Foreign [member] | Debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets	6,253,770	5,954,766
Foreign [member] | Debt instruments [member] | U.S. Treasury and other U.S. government agency bonds [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets	3,246,646	3,468,263
Foreign [member] | Debt instruments [member] | Bonds issued by other governments and official institutions [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets	2,187,450	1,669,853
Foreign [member] | Debt instruments [member] | Mortgage-backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets	488,183	633,629
Foreign [member] | Debt instruments [member] | Other debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets	331,491	183,021
Foreign [member] | Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets	¥ 678,176	¥ 659,119